Subsequent Events (Narrative) (Details) ₪ / shares in Units, ₪ in Millions, $ in Millions			1 Months Ended			12 Months Ended
	Mar. 13, 2023 USD ($) ₪ / shares	Mar. 13, 2023 USD ($)	Mar. 23, 2023 ₪ / shares	Mar. 23, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022	Jan. 31, 2023 ILS (₪)	Jan. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests					100.00%
Z I M Member
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend	$ 769	$ 769
Cash dividend per share | ₪ / shares	$ 6.4
Value of expected dividend		159
Kenon's share of the dividends		151
Kenon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend	$ 150	$ 150
Cash dividend per share | ₪ / shares			₪ 2.79
Vale of share repurchase plan				$ 50
OPC Rotem [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary					80.00%
Cash transferred							₪ 400	$ 118
Proportion of ownership interests held by non-controlling interests						80.00%
Veridis [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interests held by non-controlling interests					20.00%	20.00%
OPC Israel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Original Transaction Amount							125	425
Proportion of ownership interest in subsidiary					20.00%
Cash transferred							₪ 452	$ 128
Proportion of ownership interests held by non-controlling interests					80.00%
CPV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary					100.00%
Purchase price of acquisition					$ 172
Description of purchase price agreement					The acquisition is subject to conditions, including the receipt of regulatory approvals, which are expected to be obtained within the next 2 to 5 months